                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 8/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 7.7%

 Oil & Gas Equipment & Services - 0.5%

 180,955

 Basic Energy Services, Inc. *

 $

 4,380,921

 32,197

 Dresser-Rand Group, Inc. *

 2,231,252

 $

 6,612,173

 Oil & Gas Exploration & Production - 5.9%

 466,272

 Cabot Oil & Gas Corp.

 $

 15,638,763

 70,188

 Cimarex Energy Co.

 10,188,490

 591,002

 Goodrich Petroleum Corp. *

 13,061,144

 85,568

 Gulfport Energy Corp. *

 5,005,728

 426,276

 Memorial Resource Development Corp. *

 12,562,354

 355,127

 Penn Virginia Corp. *

 5,334,008

 246,922

 Rice Energy, Inc.

 7,229,876

 40,158

 Whiting Petroleum Corp. *

 3,721,040

 $

 72,741,403

 Oil & Gas Refining & Marketing - 0.3%

 62,182

 Valero Energy Corp.

 $

 3,366,533

 Oil & Gas Storage & Transportation - 1.0%

 79,609

 SemGroup Corp.

 $

 6,984,098

 178,262

 VTTI Energy Partners LP

 4,877,248

 $

 11,861,346

 Total Energy

 $

 94,581,455

 Materials - 5.2%

 Commodity Chemicals - 1.4%

 97,032

 Methanex Corp.

 $

 6,483,678

 107,047

 Westlake Chemical Corp.

 10,397,475

 $

 16,881,153

 Specialty Chemicals - 1.0%

 211,191

 Flotek Industries, Inc. *

 $

 5,871,110

 66,729

 WR Grace & Co. *

 6,608,173

 $

 12,479,283

 Construction Materials - 1.4%

 95,163

 Eagle Materials, Inc.

 $

 9,698,061

 59,953

 Martin Marietta Materials, Inc.

 7,851,445

 $

 17,549,506

 Diversified Metals & Mining - 0.4%

 227,745

 Horsehead Holding Corp. *

 $

 4,598,172

 Steel - 0.7%

 203,269

 APERAM *

 $

 6,546,600

 321,349

 Outokumpu OYJ

 2,482,373

 $

 9,028,973

 Paper Products - 0.3%

 116,937

 KapStone Paper and Packaging Corp.

 $

 3,594,643

 Total Materials

 $

 64,131,730

 Capital Goods - 4.9%

 Aerospace & Defense - 0.7%

 99,467

 B/E Aerospace, Inc. *

 $

 8,428,834

 Construction & Engineering - 0.2%

 73,769

 Quanta Services, Inc. *

 $

 2,680,765

 Electrical Components & Equipment - 1.2%

 9,873

 Acuity Brands, Inc.

 $

 1,223,067

 51,835

 Rockwell Automation, Inc.

 6,044,479

 48,598

 Roper Industries, Inc.

 7,316,915

 $

 14,584,461

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 219,709

 The Manitowoc Co., Inc.

 $

 6,463,839

 66,354

 Wabtec Corp./DE

 5,531,269

 $

 11,995,108

 Industrial Machinery - 1.3%

 83,316

 Chart Industries, Inc. *

 $

 5,573,007

 96,703

 ITT Corp.

 4,628,206

 93,953

 Pentair Plc

 6,395,381

 $

 16,596,594

 Trading Companies & Distributors - 0.5%

 197,033

 Finning International, Inc.

 $

 6,144,819

 Total Capital Goods

 $

 60,430,581

 Commercial Services & Supplies - 2.7%

 Diversified Support Services - 1.4%

 133,503

 Mobile Mini, Inc. *

 $

 5,229,313

 103,325

 United Rentals, Inc. *

 12,156,186

 $

 17,385,499

 Human Resource & Employment Services - 1.3%

 102,882

 Towers Watson & Co.

 $

 11,278,954

 115,666

 WageWorks, Inc. *

 4,772,379

 $

 16,051,333

 Total Commercial Services & Supplies

 $

 33,436,832

 Transportation - 7.8%

 Airlines - 3.4%

 484,568

 American Airlines Group, Inc.

 $

 18,854,541

 298,307

 Delta Air Lines, Inc.

 11,806,991

 488,124

 JetBlue Airways Corp. *

 5,969,757

 116,620

 United Continental Holdings, Inc. *

 5,552,278

 $

 42,183,567

 Marine - 1.7%

 550,911

 Diana Shipping, Inc. *

 $

 5,861,693

 98,382

 Kirby Corp. *

 11,735,989

 216,665

 Star Bulk Carriers Corp.

 3,050,643

 $

 20,648,325

 Railroads - 0.7%

 72,258

 Kansas City Southern

 $

 8,335,683

 Trucking - 1.4%

 179,523

 Hertz Global Holdings, Inc. *

 $

 5,304,905

 63,483

 Old Dominion Freight Line, Inc. *

 4,232,412

 80,554

 Ryder System, Inc.

 7,277,248

 $

 16,814,565

 Airport Services - 0.6%

 99,721

 Macquarie Infrastructure Co LLC

 $

 7,192,876

 Total Transportation

 $

 95,175,016

 Automobiles & Components - 4.0%

 Auto Parts & Equipment - 2.9%

 99,599

 BorgWarner, Inc.

 $

 6,194,062

 58,702

 Delphi Automotive Plc

 4,084,485

 219,810

 Lear Corp.

 22,229,385

 89,952

 Motorcar Parts of America, Inc. *

 2,727,345

 $

 35,235,277

 Automobile Manufacturers - 0.4%

 20,501

 Tesla Motors, Inc. *

 $

 5,529,120

 Motorcycle Manufacturers - 0.7%

 126,234

 Harley-Davidson, Inc.

 $

 8,023,433

 Total Automobiles & Components

 $

 48,787,830

 Consumer Durables & Apparel - 3.9%

 Home Furnishings - 0.4%

 30,640

 Mohawk Industries, Inc. *

 $

 4,474,053

 Household Appliances - 0.5%

 37,772

 Whirlpool Corp.

 $

 5,779,871

 Leisure Products - 0.2%

 162,398

 Performance Sports Group, Ltd.

 $

 2,801,366

 Apparel, Accessories & Luxury Goods - 2.5%

 88,866

 G-III Apparel Group, Ltd. *

 $

 7,335,000

 147,886

 Hanesbrands, Inc.

 15,184,934

 34,294

 Michael Kors Holdings, Ltd. *

 2,747,635

 46,954

 PVH Corp.

 5,481,410

 $

 30,748,979

 Textiles - 0.3%

 120,089

 Kate Spade & Co.

 $

 3,883,678

 Total Consumer Durables & Apparel

 $

 47,687,947

 Consumer Services - 3.1%

 Casinos & Gaming - 0.3%

 65,487

 Las Vegas Sands Corp.

 $

 4,355,540

 Hotels, Resorts & Cruise Lines - 0.8%

 296,621

 Norwegian Cruise Line Holdings, Ltd. *

 $

 9,880,446

 Restaurants - 1.2%

 9,369

 Chipotle Mexican Grill, Inc. *

 $

 6,358,272

 88,403

 Dunkin' Brands Group, Inc. *

 3,849,067

 91,996

 Fiesta Restaurant Group, Inc. *

 4,516,084

 $

 14,723,423

 Specialized Consumer Services - 0.8%

 280,137

 H&R Block, Inc.

 $

 9,392,994

 Total Consumer Services

 $

 38,352,403

 Media - 1.7%

 Broadcasting - 1.0%

 78,423

 CBS Corp. (Class B)

 $

 4,649,700

 84,308

 Discovery Communications, Inc. *

 3,685,946

 84,308

 Discovery Communications, Inc. *

 3,622,715

 $

 11,958,361

 Cable & Satellite - 0.7%

 95,743

 Liberty Global Plc (Class A) *

 $

 4,181,097

 119,897

 Liberty Global Plc (Class C) *

 5,027,281

 $

 9,208,378

 Total Media

 $

 21,166,739

 Retailing - 9.9%

 Distributors - 1.0%

 439,050

 LKQ Corp. *

 $

 12,469,020

 Internet Retail - 2.8%

 47,942

 Expedia, Inc.

 $

 4,118,218

 286,510

 HomeAway, Inc. *

 9,512,132

 20,832

 Netflix, Inc. *

 9,950,196

 8,731

 The Priceline Group, Inc. *

 10,864,071

 $

 34,444,617

 General Merchandise Stores - 1.0%

 232,573

 Dollar Tree, Inc. *

 $

 12,471,727

 Apparel Retail - 1.6%

 214,873

 DSW, Inc.

 $

 6,648,171

 71,489

 Ross Stores, Inc.

 5,391,700

 124,432

 The TJX Companies, Inc.

 7,417,392

 $

 19,457,263

 Home Improvement Retail - 0.7%

 151,552

 Lowe's Companies, Inc.

 $

 7,957,996

 Specialty Stores - 0.7%

 136,458

 Tractor Supply Co. *

 $

 9,135,863

 Automotive Retail - 2.1%

 107,705

 Advance Auto Parts, Inc.

 $

 14,693,116

 73,563

 CarMax, Inc. *

 3,854,701

 79,676

 Lithia Motors, Inc.

 6,965,276

 $

 25,513,093

 Total Retailing

 $

 121,449,579

 Food & Staples Retailing - 1.2%

 Drug Retail - 0.3%

 46,472

 CVS Health Corp.

 $

 3,692,200

 Food Retail - 0.9%

 218,839

 The Kroger Co.

 $

 11,156,412

 Total Food & Staples Retailing

 $

 14,848,612

 Food, Beverage & Tobacco - 4.8%

 Brewers - 0.5%

 87,786

 Molson Coors Brewing Co. (Class B)

 $

 6,491,775

 Distillers & Vintners - 0.8%

 111,912

 Constellation Brands, Inc. *

 $

 9,746,416

 Soft Drinks - 0.8%

 114,659

 Monster Beverage Corp. *

 $

 10,137,002

 Packaged Foods & Meats - 1.9%

 168,402

 Keurig Green Mountain, Inc.

 $

 22,451,348

 Tobacco - 0.8%

 158,875

 Lorillard, Inc.

 $

 9,484,838

 Total Food, Beverage & Tobacco

 $

 58,311,379

 Household & Personal Products - 0.4%

 Personal Products - 0.4%

 314,676

 Coty, Inc.

 $

 5,409,280

 Total Household & Personal Products

 $

 5,409,280

 Health Care Equipment & Services - 7.4%

 Health Care Equipment - 1.9%

 143,039

 Edwards Lifesciences Corp. *

 $

 14,198,051

 246,799

 Insulet Corp. *

 8,911,912

 $

 23,109,963

 Health Care Supplies - 1.7%

 212,517

 Align Technology, Inc. *

 $

 11,573,676

 664,535

 Endologix, Inc. *

 9,177,228

 $

 20,750,904

 Health Care Distributors - 0.6%

 105,609

 Cardinal Health, Inc.

 $

 7,783,383

 Health Care Services - 2.0%

 287,100

 Catamaran Corp. *

 $

 13,528,152

 184,219

 Omnicare, Inc.

 11,747,646

 $

 25,275,798

 Health Care Facilities - 0.5%

 172,609

 Brookdale Senior Living, Inc. *

 $

 6,032,685

 Managed Health Care - 0.7%

 123,566

 WellCare Health Plans, Inc. *

 $

 8,138,057

 Total Health Care Equipment & Services

 $

 91,090,790

 Pharmaceuticals, Biotechnology & Life Sciences - 8.2%

 Biotechnology - 2.4%

 169,331

 Alkermes Plc *

 $

 7,574,176

 115,379

 Cubist Pharmaceuticals, Inc. *

 7,964,612

 452,978

 Neurocrine Biosciences, Inc. *

 7,388,071

 223,460

 NPS Pharmaceuticals, Inc. *

 6,744,023

 $

 29,670,882

 Pharmaceuticals - 4.3%

 41,998

 Actavis plc *

 $

 9,532,706

 206,462

 Akorn, Inc. *

 8,056,147

 110,032

 Jazz Pharmaceuticals Plc *

 17,926,413

 106,847

 Salix Pharmaceuticals, Ltd. *

 17,000,426

 $

 52,515,692

 Life Sciences Tools & Services - 1.5%

 363,513

 Bruker Corp. *

 $

 7,292,071

 175,322

 Charles River Laboratories International, Inc. *

 10,361,530

 $

 17,653,601

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 99,840,175

 Banks - 2.0%

 Regional Banks - 2.0%

 282,843

 BankUnited, Inc. *

 $

 8,923,697

 76,467

 Signature Bank *

 9,058,281

 202,956

 Zions Bancorporation

 5,914,138

 $

 23,896,116

 Total Banks

 $

 23,896,116

 Diversified Financials - 4.2%

 Specialized Finance - 1.4%

 387,123

 The NASDAQ OMX Group, Inc.

 $

 16,828,237

 Consumer Finance - 0.9%

 182,106

 Discover Financial Services, Inc.

 $

 11,357,951

 Asset Management & Custody Banks - 1.4%

 54,272

 Affiliated Managers Group, Inc. *

 $

 11,459,533

 179,073

 The Blackstone Group LP

 6,004,318

 $

 17,463,851

 Investment Banking & Brokerage - 0.5%

 184,695

 Morgan Stanley Co.

 $

 6,336,885

 Total Diversified Financials

 $

 51,986,924

 Real Estate - 0.6%

 Specialized REIT - 0.6%

 229,672

 Weyerhaeuser Co.

 $

 7,797,364

 Total Real Estate

 $

 7,797,364

 Software & Services - 11.0%

 Internet Software & Services - 5.3%

 279,619

 Akamai Technologies, Inc. *

 $

 16,894,580

 94,961

 comScore, Inc. *

 3,637,956

 50,668

 CoStar Group, Inc. *

 7,334,193

 97,554

 eBay, Inc. *

 5,414,247

 90,584

 Facebook, Inc. *

 6,777,495

 9,492

 Google, Inc. (Class A) *

 5,527,761

 9,532

 Google, Inc. (Class C)

 5,448,491

 29,649

 LinkedIn Corp. *

 6,693,262

 158,136

 Twitter, Inc. *

 7,867,266

 $

 65,595,251

 IT Consulting & Other Services - 0.4%

 68,495

 Gartner, Inc. *

 $

 5,109,042

 Data Processing & Outsourced Services - 2.1%

 16,543

 Alliance Data Systems Corp. *

 $

 4,377,940

 78,216

 MasterCard, Inc.

 5,929,555

 216,203

 Vantiv, Inc. *

 6,762,830

 79,676

 WEX, Inc. *

 9,055,177

 $

 26,125,502

 Application Software - 2.6%

 71,522

 ANSYS, Inc. *

 $

 5,814,739

 56,149

 Autodesk, Inc. *

 3,011,832

 457,985

 Cadence Design Systems, Inc. *

 8,078,855

 170,380

 Qlik Technologies, Inc. *

 4,809,827

 89,444

 salesforce.com inc *

 5,285,246

 94,891

 SS&C Technologies Holdings, Inc. *

 4,294,767

 $

 31,295,266

 Systems Software - 0.6%

 73,601

 VMware, Inc. *

 $

 7,255,587

 Total Software & Services

 $

 135,380,648

 Technology Hardware & Equipment - 3.2%

 Communications Equipment - 2.2%

 160,490

 F5 Networks, Inc. *

 $

 19,931,253

 160,321

 Ubiquiti Networks, Inc.

 7,272,161

 $

 27,203,414

 Computer Storage & Peripherals - 1.0%

 48,542

 SanDisk Corp.

 $

 4,755,174

 66,386

 Western Digital Corp.

 6,838,422

 $

 11,593,596

 Total Technology Hardware & Equipment

 $

 38,797,010

 Semiconductors & Semiconductor Equipment - 4.1%

 Semiconductors - 4.1%

 959,381

 Atmel Corp. *

 $

 8,500,116

 153,106

 Avago Technologies, Ltd.

 12,568,472

 199,752

 Integrated Device Technology, Inc. *

 3,285,920

 71,853

 NXP Semiconductor NV *

 4,923,368

 258,576

 Skyworks Solutions, Inc. *

 14,650,916

 72,987

 Synaptics, Inc. *

 5,992,233

 $

 49,921,025

 Total Semiconductors & Semiconductor Equipment

 $

 49,921,025

 Telecommunication Services - 1.1%

 Wireless Telecommunication Services - 1.1%

 119,985

 SBA Communications Corp. *

 $

 13,233,146

 Total Telecommunication Services

 $

 13,233,146

 Utilities - 0.2%

 Electric Utilities - 0.1%

 31,973

 ITC Holdings Corp.

 $

 1,194,192

 Gas Utilities - 0.0%  †

 8,277

 National Fuel Gas Co.

 $

 632,694

 Independent Power Producers & Energy Traders - 0.1%

 26,094

 Dynegy, Inc. *

 $

 852,752

 Total Utilities

 $

 2,679,638

 TOTAL COMMON STOCKS

 (Cost $917,498,328)

 $

 1,218,392,219

 Principal

 Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 CORPORATE BONDS - 0.3%

 Energy - 0.3%

 Integrated Oil & Gas - 0.3%

 3,716,000

 NR/NR

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 4,310,560

 Total Energy

 $

 4,310,560

 TOTAL CORPORATE BONDS

 (Cost $3,823,436)

 $

 4,310,560

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $921,321,764) (a)

 $

 1,222,702,779

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 3,176,497

 TOTAL NET ASSETS - 100.0%

 $

 1,225,879,276

 Shares

 WRITTEN OPTIONS - (0.0%) †

 Capital Goods - (0.0%) †

 Aerospace & Defense - (0.0%) †

 (101)

 B/E Aerospace, Inc.

 $

 (1,262)

 Total Capital Goods

 $

 (1,262)

 TOTAL WRITTEN OPTIONS

 (Premium paid $29,996)

 $

 (1,262)

 †

 Rounds to less than 0.01% or (0.01%).

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2014, the value of these securities amounted to $4,310,560 or 0.4% of total net assets.

 REIT

 Real Estate Investment Trust.

 (a)

 At August 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $922,874,792 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 304,237,156

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,409,169)

 Net unrealized appreciation

 $

 299,827,987

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of August 31, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,218,392,219

$
-

$
-

$
1,218,392,219

 Corporate Bonds

-

4,310,560

-

4,310,560

 Total

$
1,218,392,219

$
4,310,560

$
-

$
1,222,702,779

 Other Financial Instruments

 Unrealized appreciation on written options

$
28,734

$
-

$
-

$
28,734

 Total Other Financial Instruments

$
28,734

$
-

$
-

$
28,734

 During the period ended August 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date October 30, 2014 * Print the name and title of each signing officer under his or her signature.